Expenses by Nature	12 Months Ended
Jun. 30, 2020
Expenses by nature [abstract]
Expenses by nature
26.	Expenses by nature

The Group presented the Statement of Comprehensive Income classified according to their function as part of the line items "Costs", "General and administrative expenses" and "Selling expenses". The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group.

	Costs (ii)	General and administrative expenses	Selling expenses	06.30.20
Salaries, social security costs and other personnel administrative expenses (i)	1,287,887	402,539	65,571	1,755,997
Maintenance, security, cleaning, repairs and other	1,421,033	106,730	2,411	1,530,174
Taxes, rates and contributions	425,564	22,988	403,554	852,106
Advertising and other selling expenses	515,493	-	30,423	545,916
Directors' fees	-	334,937	-	334,937
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 15)	-	-	304,514	304,514
Amortization and depreciation (Notes 9,10,12 and 13)	189,580	101,235	1,187	292,002
Fees and payments for services	82,821	176,739	12,692	272,252
Leases and expenses	127,472	30,126	2,895	160,493
Traveling, transportation and stationery	23,470	16,640	3,504	43,614
Bank expenses	3,723	24,049	-	27,772
Cost of sale of properties (Note 11)	19,005	-	-	19,005
Other expenses	4,474	4,952	5	9,431
Total expenses by nature 06.30.20	4,100,522	1,220,935	826,756	6,148,213

	Costs (ii)	General and administrative expenses	Selling expenses	06.30.19
Salaries, social security costs and other personnel administrative expenses (i)	1,669,181	491,941	71,091	2,232,213
Maintenance, security, cleaning, repairs and other	1,722,576	95,617	3,317	1,821,510
Taxes, rates and contributions	576,953	19,398	387,097	983,448
Advertising and other selling expenses	555,211	-	52,893	608,104
Directors' fees	-	390,508	-	390,508
Allowance for doubtful accounts (additions and unused amounts reversed)(Note 15)	-	-	108,698	108,698
Amortization and depreciation (Notes 9,10,12 and 13)	122,588	69,875	1,812	194,275
Fees and payments for services	51,704	159,775	15,338	226,817
Leases and expenses	120,656	31,522	2,613	154,791
Traveling, transportation and stationery	37,173	27,871	3,596	68,640
Bank expenses	7,442	26,675	-	34,117
Cost of sale of properties (Note 11)	1,255	-	-	1,255
Other expenses	20,203	15,877	44	36,124
Total expenses by nature 06.30.19	4,884,942	1,329,059	646,499	6,860,500

	Costs (ii)	General and administrative expenses	Selling expenses	06.30.18
Salaries, social security costs and other personnel administrative expenses (i)	1,971,919	286,885	60,929	2,319,733
Maintenance, security, cleaning, repairs and other	1,879,715	49,957	2,035	1,931,707
Taxes, rates and contributions	594,744	29,651	409,812	1,034,207
Advertising and other selling expenses	680,157	-	73,685	753,842
Directors' fees	-	415,103	-	415,103
Allowance for doubtful accounts (additions and unused amounts reversed)	-	-	180,996	180,996
Amortization and depreciation	103,832	64,152	700	168,684
Fees and payments for services	27,158	152,239	20,125	199,522
Leases and expenses	92,697	15,208	998	108,903
Traveling, transportation and stationery	46,536	34,583	2,990	84,109
Bank expenses	10,403	47,157	-	57,560
Cost of sale of properties	42,970	-	-	42,970
Other expenses	10,899	1,770	88	12,757
Total expenses by nature 06.30.18	5,461,030	1,096,705	752,358	7,310,093

(i)	For the fiscal year ended June 30, 2020 includes ARS 1,567,594 of Salaries, Bonuses and Social Security and ARS 186,403 of other concepts. For the fiscal year ended June 30, 2019 includes ARS 1,986,696 Salaries, Bonuses and Social Security and ARS 245,517 of other concepts. For the fiscal year ended June 30, 2018 includes ARS 2,140,033 Salaries, Bonuses and Social Security and ARS 179,700 of other concepts.
(ii)	For the fiscal year ended June 30, 2020 includes ARS 3,975,514 of Rental and services costs and ARS 125,008 of Cost of sales and developments. For the fiscal year ended June 30, 2019 includes ARS 4,826,611 of Rental and services costs; ARS 53.855 of Cost of sales and developments and ARS 4,476 of other consumer financing costs. For the fiscal year ended June 30, 2018 includes ARS 5,351,754 of Rental and services costs; ARS 69,362 of Cost of sales and developments and ARS 39,914 of other consumer financing costs.